UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                  Investment Company Act file number 811-22717
                                                    -----------

                      First Trust Exchange-Traded Fund VI
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         --------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         --------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                     Date of fiscal year end: September 30
                                             --------------

                  Date of reporting period:   June 30, 2013
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND - TDIV
PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)


    SHARES/
     UNITS                                     DESCRIPTION                                     VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS - 99.7%

                 COMMERCIAL SERVICES & SUPPLIES - 1.1%
        119,447  Pitney Bowes, Inc......................................................  $     1,753,482
                                                                                          ---------------

                 COMMUNICATIONS EQUIPMENT - 14.0%
        529,977  Cisco Systems, Inc.....................................................       12,883,741
         18,262  Harris Corp............................................................          899,404
          2,071  InterDigital, Inc......................................................           92,470
         27,197  Motorola Solutions, Inc................................................        1,570,083
          2,172  Plantronics, Inc.......................................................           95,394
        100,518  QUALCOMM, Inc..........................................................        6,139,639
         59,801  Tellabs, Inc...........................................................          118,406
                                                                                          ---------------
                                                                                               21,799,137
                                                                                          ---------------

                 COMPUTERS & PERIPHERALS - 13.8%
         28,380  Apple, Inc.............................................................       11,240,751
         13,100  Diebold, Inc...........................................................          441,339
        243,872  Hewlett-Packard Co.....................................................        6,048,026
         14,376  Lexmark International, Inc.............................................          439,474
         49,251  Seagate Technology PLC ................................................        2,207,922
         16,245  Western Digital Corp...................................................        1,008,652
                                                                                          ---------------
                                                                                               21,386,164
                                                                                          ---------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 13.0%
         91,183  AT&T, Inc..............................................................        3,227,878
          1,962  Atlantic Tele-Network, Inc.............................................           97,433
         71,408  BCE, Inc...............................................................        2,929,156
          2,552  BT Group PLC, ADR .....................................................          119,918
         93,422  CenturyLink, Inc.......................................................        3,302,468
          3,626  China Unicom Hong Kong Ltd., ADR ......................................           47,646
          3,289  Cogent Communications Group, Inc.......................................           92,585
         23,142  Consolidated Communications Holdings, Inc..............................          402,902
          3,790  Nippon Telegraph & Telephone Corp., ADR ...............................           98,578
        461,942  Oi S.A., ADR ..........................................................          831,496
         92,181  TELUS Corp.............................................................        2,690,763
         65,811  Verizon Communications, Inc............................................        3,312,926
        397,313  Windstream Corp........................................................        3,063,283
                                                                                          ---------------
                                                                                               20,217,032
                                                                                          ---------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.7%
        183,752  Corning, Inc...........................................................        2,614,791
                                                                                          ---------------

                 HEALTH CARE TECHNOLOGY - 0.2%
          2,427  Computer Programs & Systems, Inc.......................................          119,263
         13,527  Quality Systems, Inc...................................................          253,090
                                                                                          ---------------
                                                                                                  372,353
                                                                                          ---------------

                 HOUSEHOLD DURABLES - 1.4%
         58,660  Garmin Ltd.............................................................        2,121,146
                                                                                          ---------------

                 INTERNET SOFTWARE & SERVICES - 0.7%
         22,032  EarthLink, Inc.........................................................          136,819
          8,305  InterActiveCorp........................................................          394,986


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND - TDIV
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)


    SHARES/
     UNITS                                     DESCRIPTION                                     VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 INTERNET SOFTWARE & SERVICES (CONTINUED)
          5,822  j2 Global, Inc.........................................................  $       247,493
         31,527  United Online, Inc.....................................................          238,974
                                                                                          ---------------
                                                                                                1,018,272
                                                                                          ---------------

                 IT SERVICES - 9.0%
         10,201  Amdocs Ltd.............................................................          378,355
         15,630  Computer Sciences Corp.................................................          684,125
          2,612  DST Systems, Inc.......................................................          170,642
          1,873  Forrester Research, Inc................................................           68,720
         61,352  International Business Machines Corp...................................       11,724,981
         65,707  SAIC, Inc..............................................................          915,299
                                                                                          ---------------
                                                                                               13,942,122
                                                                                          ---------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 23.1%
         21,266  Altera Corp............................................................          701,565
         48,273  Analog Devices, Inc....................................................        2,175,181
        165,118  Applied Materials, Inc.................................................        2,461,909
          3,705  ASML Holding NV .......................................................          293,066
         25,387  Avago Technologies Ltd.................................................          948,966
         34,515  Broadcom Corp..........................................................        1,165,227
         11,593  Brooks Automation, Inc.................................................          112,800
         33,396  Cypress Semiconductor Corp. (a) .......................................          358,339
        525,613  Intel Corp.............................................................       12,730,347
         43,195  Intersil Corp..........................................................          337,785
         26,504  KLA-Tencor Corp........................................................        1,477,068
         36,450  Linear Technology Corp.................................................        1,342,818
         63,833  Marvell Technology Group Ltd...........................................          747,485
         53,828  Maxim Integrated Products, Inc.........................................        1,495,342
          5,616  Micrel, Inc............................................................           55,486
         44,081  Microchip Technology, Inc..............................................        1,642,017
          6,883  MKS Instruments, Inc...................................................          182,675
         34,713  NVIDIA Corp............................................................          487,023
            902  Power Integrations, Inc................................................           36,585
          5,060  Spreadtrum Communications, Inc., ADR ..................................          132,825
         20,638  STMicroelectronics NV .................................................          185,536
          5,899  Tessera Technologies, Inc..............................................          122,699
        156,000  Texas Instruments, Inc.................................................        5,439,720
         33,143  Xilinx, Inc............................................................        1,312,794
                                                                                          ---------------
                                                                                               35,945,258
                                                                                          ---------------

                 SOFTWARE - 14.8%
          4,187  Blackbaud, Inc.........................................................          136,370
         96,278  CA, Inc................................................................        2,756,439
          2,445  Ebix, Inc..............................................................           22,641
         19,459  Intuit, Inc............................................................        1,187,583
        365,879  Microsoft Corp.........................................................       12,633,802
        189,010  Oracle Corp............................................................        5,806,387
          3,556  SAP AG, ADR ...........................................................          258,983


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST NASDAQ TECHNOLOGY DIVIDEND INDEX FUND - TDIV
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)


    SHARES/
     UNITS                                     DESCRIPTION                                     VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 SOFTWARE (CONTINUED)
          3,464  Solera Holdings, Inc...................................................  $       192,772
                                                                                          ---------------
                                                                                               22,994,977
                                                                                          ---------------

                 WIRELESS TELECOMMUNICATION SERVICES - 6.9%
         61,387  America Movil SAB de CV, ADR ..........................................        1,335,167
         23,962  China Mobile, Ltd., ADR ...............................................        1,240,513
         70,414  Rogers Communications, Inc.............................................        2,760,229
         13,616  Telephone & Data Systems, Inc..........................................          335,634
        186,469  VimpelCom Ltd., ADR ...................................................        1,875,878
        110,202  Vodafone Group PLC, ADR ...............................................        3,167,206
                                                                                          ---------------
                                                                                               10,714,627
                                                                                          ---------------

                 TOTAL INVESTMENTS - 99.7% .............................................      154,879,361
                 (Cost $151,946,641) (b)

                 NET OTHER ASSETS AND LIABILITIES - 0.3% ...............................          466,447
                                                                                          ---------------
                 NET ASSETS - 100.0% ...................................................  $   155,345,808
                                                                                          ===============

---------------------------------------------------------------------

      (a)   Non-income producing security

      (b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,387,044 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,454,324.

      ADR   American Depositary Receipt

---------------------------------------------------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                      TOTAL         LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                     VALUE AT       QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                         6/30/2013       PRICES          INPUTS           INPUTS
------------------------------------------------   ------------  -------------  --------------    -------------
Common Stocks*................................     $154,879,361  $ 154,879,361  $           --    $          --
                                                   ============  =============  ==============    =============


* See Portfolio of Investments for industry breakout.


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2013.


                See Notes to Quarterly Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND - MDIV
PORTFOLIO OF INVESTMENTS
JUNE 30, 2013 (UNAUDITED)


    SHARES                                    DESCRIPTION                                      VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS - 24.7%

                 AEROSPACE & DEFENSE - 0.5%
         23,245  Lockheed Martin Corp...................................................  $     2,521,153
                                                                                          ---------------

                 BIOTECHNOLOGY - 0.9%
        532,672  PDL BioPharma, Inc.....................................................        4,112,228
                                                                                          ---------------

                 CHEMICALS - 0.4%
         62,098  Dow Chemical Co........................................................        1,997,692
                                                                                          ---------------

                 COMMERCIAL BANKS - 3.5%
         42,471  Bank of Hawaii Corp....................................................        2,137,141
        112,241  FirstMerit Corp........................................................        2,248,187
        207,740  FNB Corp...............................................................        2,509,499
         69,903  Hancock Holding Co.....................................................        2,101,983
        228,576  National Penn Bancshares, Inc..........................................        2,322,332
         83,342  Trustmark Corp.........................................................        2,048,547
        106,782  United Bankshares, Inc.................................................        2,824,384
                                                                                          ---------------
                                                                                               16,192,073
                                                                                          ---------------

                 COMMERCIAL SERVICES & SUPPLIES - 0.4%
         47,180  Waste Management, Inc..................................................        1,902,769
                                                                                          ---------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 1.1%
         76,987  AT&T, Inc..............................................................        2,725,340
         44,356  Verizon Communications, Inc............................................        2,232,881
                                                                                          ---------------
                                                                                                4,958,221
                                                                                          ---------------

                 ELECTRIC UTILITIES - 5.0%
         43,279  ALLETE, Inc............................................................        2,157,458
         45,225  American Electric Power Co., Inc.......................................        2,025,176
         38,363  Entergy Corp...........................................................        2,673,134
         75,950  Exelon Corp............................................................        2,345,336
         68,608  FirstEnergy Corp.......................................................        2,561,823
         94,917  Hawaiian Electric Industries, Inc......................................        2,402,349
         35,272  Pinnacle West Capital Corp.............................................        1,956,538
         82,772  PPL Corp...............................................................        2,504,681
         52,479  Southern Co............................................................        2,315,898
         67,990  Westar Energy, Inc.....................................................        2,172,960
                                                                                          ---------------
                                                                                               23,115,353
                                                                                          ---------------

                 GAS UTILITIES - 1.4%
         56,501  AGL Resources, Inc.....................................................        2,421,633
         43,077  Laclede Group, Inc.....................................................        1,966,896
         46,296  WGL Holdings, Inc......................................................        2,000,913
                                                                                          ---------------
                                                                                                6,389,442
                                                                                          ---------------

                 HOTELS, RESTAURANTS & LEISURE - 0.9%
         40,908  Darden Restaurants, Inc................................................        2,065,036
         62,594  Six Flags Entertainment Corp...........................................        2,200,805
                                                                                          ---------------
                                                                                                4,265,841
                                                                                          ---------------

                 HOUSEHOLD DURABLES - 0.4%
         63,190  Leggett & Platt, Inc...................................................        1,964,577
                                                                                          ---------------


                See Notes to Quarterly Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND - MDIV
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)


    SHARES/
     UNITS                                     DESCRIPTION                                     VALUE
---------------  -----------------------------------------------------------------------  ---------------
COMMON STOCKS (CONTINUED)

                 MACHINERY - 0.5%
         91,080  Harsco Corp............................................................  $     2,112,145
                                                                                          ---------------

                 MULTI-UTILITIES - 4.8%
         73,508  Ameren Corp............................................................        2,531,616
         88,907  Avista Corp............................................................        2,402,267
         34,864  Dominion Resources, Inc................................................        1,980,972
         43,537  Integrys Energy Group, Inc.............................................        2,548,221
         47,703  NorthWestern Corp......................................................        1,903,350
         47,426  PG&E Corp..............................................................        2,168,791
         66,783  Public Service Enterprise Group, Inc...................................        2,181,133
         41,315  SCANA Corp.............................................................        2,028,566
        148,085  TECO Energy, Inc.......................................................        2,545,581
         61,970  Vectren Corp...........................................................        2,096,445
                                                                                          ---------------
                                                                                               22,386,942
                                                                                          ---------------

                 OIL, GAS & CONSUMABLE FUELS - 0.5%
         40,361  ConocoPhillips ........................................................        2,441,840
                                                                                          ---------------

                 PHARMACEUTICALS - 1.3%
         42,809  Bristol-Myers Squibb Co................................................        1,913,134
         37,741  Eli Lilly & Co.........................................................        1,853,838
         43,906  Merck & Co., Inc.......................................................        2,039,434
                                                                                          ---------------
                                                                                                5,806,406
                                                                                          ---------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
         86,277  Intel Corp.............................................................        2,089,629
                                                                                          ---------------

                 SOFTWARE - 0.5%
         76,968  CA, Inc................................................................        2,203,594
                                                                                          ---------------

                 THRIFTS & MORTGAGE FINANCE - 0.5%
        179,138  Northwest Bancshares, Inc..............................................        2,420,154
                                                                                          ---------------

                 TOBACCO - 1.6%
         74,411  Altria Group, Inc......................................................        2,603,641
         21,656  Philip Morris International, Inc.......................................        1,875,843
         58,644  Reynolds American, Inc.................................................        2,836,610
                                                                                          ---------------
                                                                                                7,316,094
                                                                                          ---------------
                 TOTAL COMMON STOCKS ...................................................      114,196,153
                 (Cost $112,353,093)                                                      ---------------


MASTER LIMITED PARTNERSHIPS - 20.6%

                 ENERGY EQUIPMENT & SERVICES - 0.9%
        138,174  Exterran Partners, L.P.................................................        4,171,473
                                                                                          ---------------

                 OIL, GAS & CONSUMABLE FUELS - 19.7%
        127,692  Boardwalk Pipeline Partners, L.P.......................................        3,856,299
        261,885  BreitBurn Energy Partners, L.P.........................................        4,779,401
         54,479  Buckeye Partners, L.P..................................................        3,822,247
        159,151  Dorchester Minerals, L.P...............................................        3,897,608
        548,113  Eagle Rock Energy Partners, L.P........................................        4,313,649


                             See Notes to Quarterly Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND - MDIV
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)


    SHARES/
     UNITS                                     DESCRIPTION                                     VALUE
---------------  -----------------------------------------------------------------------  ---------------
MASTER LIMITED PARTNERSHIPS (CONTINUED)

                 OIL, GAS & CONSUMABLE FUELS (CONTINUED)
         68,568  El Paso Pipeline Partners, L.P.........................................  $     2,994,365
        131,939  Enbridge Energy Partners, L.P..........................................        4,022,820
         40,144  Energy Transfer Equity, L.P............................................        2,401,414
         79,235  Energy Transfer Partners, L.P..........................................        4,004,537
         38,308  Enterprise Products Partners, L.P......................................        2,380,842
         36,215  Kinder Morgan Energy Partners, L.P.....................................        3,092,761
        170,742  Legacy Reserves, L.P...................................................        4,541,737
         96,440  Martin Midstream Partners, L.P.........................................        4,252,040
        290,582  Memorial Production Partners, L.P......................................        5,695,407
        100,699  NuStar Energy, L.P.....................................................        4,596,909
         51,533  ONEOK Partners, L.P....................................................        2,551,914
        336,792  QR Energy, L.P.........................................................        5,924,171
        147,493  Regency Energy Partners, L.P...........................................        3,977,886
         77,425  Spectra Energy Partners, L.P...........................................        3,561,550
         81,467  TC Pipelines, L.P......................................................        3,933,227
         80,981  Teekay LNG Partners L.P................................................        3,538,870
        112,311  Teekay Offshore Partners, L.P..........................................        3,646,738
         29,557  Western Gas Partners, L.P..............................................        1,917,954
         63,057  Williams Partners, L.P.................................................        3,253,741
                                                                                          ---------------
                                                                                               90,958,087
                                                                                          ---------------
                 TOTAL MASTER LIMITED PARTNERSHIPS .....................................       95,129,560
                 (Cost $90,987,949)                                                       ---------------

REAL ESTATE INVESTMENT TRUSTS - 18.7%
        481,149  Annaly Capital Management, Inc.........................................        6,048,043
      1,499,218  ARMOUR Residential REIT, Inc...........................................        7,061,317
         32,807  BRE Properties, Inc....................................................        1,641,006
         24,628  Camden Property Trust .................................................        1,702,780
        448,697  Capstead Mortgage Corp.................................................        5,429,234
         85,656  CBL & Associates Properties, Inc.......................................        1,834,751
        151,386  Colony Financial, Inc..................................................        3,011,067
        698,046  CYS Investments, Inc...................................................        6,429,004
         54,783  EPR Properties ........................................................        2,753,941
        234,639  Hatteras Financial Corp................................................        5,781,505
         42,830  HCP, Inc...............................................................        1,946,195
        347,944  Invesco Mortgage Capital, Inc..........................................        5,761,953
         62,421  LaSalle Hotel Properties ..............................................        1,541,799
         50,255  LTC Properties, Inc....................................................        1,962,458
        178,952  Medical Properties Trust, Inc..........................................        2,562,593
        564,356  MFA Financial, Inc.....................................................        4,768,808
         34,766  National Health Investors, Inc.........................................        2,081,093
         58,918  National Retail Properties, Inc........................................        2,026,779
        419,425  NorthStar Realty Finance Corp..........................................        3,816,767
         86,736  Omega Healthcare Investors, Inc........................................        2,690,551
         85,494  Pennsylvania Real Estate Investment Trust .............................        1,614,127
         36,497  Plum Creek Timber Co., Inc.............................................        1,703,315
        125,821  Redwood Trust, Inc.....................................................        2,138,957


                See Notes to Quarterly Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND - MDIV
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)


    SHARES                                    DESCRIPTION                                      VALUE
---------------  -----------------------------------------------------------------------  ---------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

        142,444  Starwood Property Trust, Inc...........................................  $     3,525,489
        658,849  Two Harbors Investment Corp............................................        6,753,202
                                                                                          ---------------
                 TOTAL REAL ESTATE INVESTMENT TRUSTS ...................................       86,586,734
                 (Cost $94,678,254)                                                       ---------------

                                                                STATED        STATED
     SHARES                      DESCRIPTION                     RATE        MATURITY          VALUE
---------------  -----------------------------------------  -------------  -------------  ---------------
$25 PAR PREFERRED SECURITIES - 18.8%

                 CAPITAL MARKETS - 3.6%
        151,966  Deutsche Bank Capital Funding Trust IX          6.63%            (a)           3,803,709
        135,597  Deutsche Bank Contingent Capital Trust II       6.55%            (a)           3,422,468
        130,689  Deutsche Bank Contingent Capital Trust X        7.35%            (a)           3,311,659
        114,863  Deutsche Bank Contingent Capital Trust V        8.05%            (a)           3,162,179
        113,593  Goldman Sachs Group, Inc., Series B ...         6.20%            (a)           2,838,689
                                                                                          ---------------
                                                                                               16,538,704
                                                                                          ---------------

                 COMMERCIAL BANKS - 3.9%
        112,518  BB&T Corp. ............................         5.85%            (a)           2,819,701
        144,474  HSBC Holdings PLC, Series A ...........         6.20%            (a)           3,594,513
         89,239  US Bancorp., Series F .................         6.50%            (a)           2,507,616
        132,664  Wells Fargo & Co., Series J ...........         8.00%            (a)           3,839,296
        217,882  Zions Bancorp., Series C ..............         9.50%            (a)           5,534,203
                                                                                          ---------------
                                                                                               18,295,329
                                                                                          ---------------

                 CONSUMER FINANCE - 0.8%
        141,055  Ally Financial, Inc., Series A ........         8.50%            (a)           3,647,682
                                                                                          ---------------

                 DIVERSIFIED FINANCIAL SERVICES - 4.9%
        144,967  Bank of America Corp., Series D .......         6.20%            (a)           3,587,934
        101,994  Bank of America Corp., Series I .......         6.63%            (a)           2,669,183
        133,147  Bank of America Corp., Series J .......         7.25%            (a)           3,388,591
        166,598  ING Groep NV ..........................         7.20%            (a)           4,169,948
        188,158  ING Groep NV ..........................         8.50%            (a)           4,762,279
        158,208  JPMorgan Chase & Co., Series J ........         8.63%            (a)           4,016,901
                                                                                          ---------------
                                                                                               22,594,836
                                                                                          ---------------

                 INSURANCE - 5.6%
        136,601  Aegon NV ..............................         6.38%            (a)           3,368,581
        153,163  Aegon NV ..............................         6.50%            (a)           3,787,721
        160,150  Aegon NV ..............................         6.88%            (a)           3,992,539
        168,153  Aegon NV ..............................         7.25%            (a)           4,222,322
        149,174  MetLife Inc., Series B ................         6.50%            (a)           3,771,119
        137,680  PartnerRe Ltd., Series E ..............         7.25%            (a)           3,731,128


                See Notes to Quarterly Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND - MDIV
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)


                                                                STATED        STATED
     SHARES                      DESCRIPTION                     RATE        MATURITY          VALUE
---------------  -----------------------------------------  -------------  -------------  ---------------
$25 PAR PREFERRED SECURITIES (CONTINUED)

                 INSURANCE (CONTINUED)
        116,391  Prudential PLC ........................         6.50%            (a)     $     2,923,742
                                                                                          ---------------
                                                                                               25,797,152
                                                                                          ---------------
                 TOTAL $25 PAR PREFERRED SECURITIES ....................................       86,873,703
                 (Cost $87,697,778)                                                       ---------------


$50 PAR PREFERRED SECURITIES - 0.7%

                 OIL, GAS & CONSUMABLE FUELS - 0.7%
         72,311  Apache Corp., Series D (b).............         6.00%         08/01/13         3,452,127
                                                                                          ---------------
                 TOTAL $50 PAR PREFERRED SECURITIES ....................................        3,452,127
                 (Cost $3,143,888)                                                        ---------------


    SHARES                                    DESCRIPTION                                      VALUE
---------------  -----------------------------------------------------------------------  ---------------
EXCHANGE-TRADED FUNDS - 14.6%

                 CAPITAL MARKETS - 14.6%
        740,798  iShares iBoxx $ High Yield Corporate Bond Fund ........................       67,308,906
                                                                                          ---------------
                 TOTAL EXCHANGE-TRADED FUNDS ...........................................       67,308,906
                 (Cost $69,478,103)                                                       ---------------

                 TOTAL INVESTMENTS - 98.1% .............................................      453,547,183
                 (Cost $458,339,065) (c)

                 NET OTHER ASSETS AND LIABILITIES - 1.9% ...............................        8,764,732
                                                                                          ---------------

                 NET ASSETS - 100.0% ...................................................  $   462,311,915
                                                                                          ===============

---------------------------------------------------------------------
      (a)   Perpetual maturity.

      (b) This security will automatically convert into shares of common stock on August 1, 2013.

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $9,746,113 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $14,537,995.


                See Notes to Quarterly Portfolio of Investments

MULTI-ASSET DIVERSIFIED INCOME INDEX FUND - MDIV
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2013 (UNAUDITED)


---------------------------------------------------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                                    LEVEL 2         LEVEL 3
                                                      TOTAL         LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                     VALUE AT       QUOTED        OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                         6/30/2013       PRICES          INPUTS           INPUTS
------------------------------------------------   ------------  -------------  --------------    -------------
Common Stocks*..................................   $114,196,153  $ 114,196,153  $           --    $          --
Master Limited Partnerships*....................     95,129,560     95,129,560              --               --
Real Estate Investment Trusts...................     86,586,734     86,586,734              --               --
$25 Par Preferred Securities*...................     86,873,703     86,873,703              --               --
$50 Par Preferred Securities*...................      3,452,127      3,452,127              --               --
Exchange-Traded Funds*..........................     67,308,906     67,308,906              --               --
                                                   ------------  -------------  --------------    -------------

TOTAL INVESTMENTS...............................   $453,547,183  $ 453,547,183  $           --    $          --
                                                   ============  =============  ==============    =============


* See Portfolio of Investments for industry breakout.


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2013.


                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           JUNE 30, 2013 (UNAUDITED)



                                1. ORGANIZATION

First Trust Exchange-Traded Fund VI (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of two funds (each a "Fund" and collectively, the "Funds"):

   First Trust NASDAQ Technology Dividend Index Fund - (NASDAQ(R) Stock Market LLC ("NASDAQ") ticker "TDIV")
   Multi-Asset Diversified Income Index Fund - (NASDAQ ticker "MDIV")

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Each Fund's securities will be valued as follows:

    Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

    Securities traded in an over-the-counter market are valued at the closing bid prices.

    Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities including, but not limited to, the following:

        1)  the type of security;
        2)  the size of the holding;
        3)  the initial cost of the security;
        4)  transactions in comparable securities;
        5)  price quotes from dealers and/or pricing services;
        6)  relationships among various securities;
        7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
        8)  an analysis of the issuer's financial statements; and
        9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           JUNE 30, 2013 (UNAUDITED)


The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

    o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

    o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

    o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of June 30, 2013, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.


C. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Fund.

Under the Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2013, the Fund had no securities in the securities lending program.

ADDITIONAL INFORMATION

                      FIRST TRUST EXCHANGE-TRADED FUND VI
                           JUNE 30, 2013 (UNAUDITED)


                             LICENSING INFORMATION

NASDAQ(R), OMX(R), NASDAQ OMX(R), NASDAQ Technology Dividend Index(SM) and NASDAQ Multi-Asset Diversified Income Index(SM) are registered trademarks and service marks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. on behalf of the Funds. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund VI
            -------------------------------------------------------

By (Signature and Title)*       /s/ Mark R. Bradley
                                ------------------------------------------------
                                Mark R. Bradley, President and
                                Chief Executive Officer
                                (principal executive officer)

Date  August 9, 2013
     ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Mark R. Bradley
                                ------------------------------------------------
                                Mark R. Bradley, President and
                                Chief Executive Officer
                                (principal executive officer)

Date  August 9, 2013
     ---------------------

By (Signature and Title)*       /s/ James M. Dykas
                                ------------------------------------------------
                                James M. Dykas, Treasurer,
                                Chief Financial Officer and
                                Chief Accounting Officer
                                (principal financial officer)

Date  August 9, 2013
     ---------------------

* Print the name and title of each signing officer under his or her signature.